Exhibit 99.4

ALT ID	LoanRecordID	Loan Number	Vendor Pool	Borrower Name	Initial DD Rating	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions
654464210	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file. The Senior Mortgage Statement for the subject property is missing from the file. The two mortgage statements provided are for different properties.-Resolved--Lender provided mortgage statements, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 - ID proof if illegible.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved

199249913	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

234098111	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is missing from the file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Appraisal (Property)-Appraisal not provided. Appraisal report is missing from the file.-Resolved--Lender provided desk review, finding resolved.	Missing Homeowner Covenant Agreement-The Homeowner Covenant Agreement is missing from the file.-Resolved--

 Missing Applicant(s) Acknowledgement of Acceptance-Offer package was provided signed and date by borrower. Condition resolved.

 The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--

 Missing Important Information Notice and Total Cost Estimate-Offer package was provided signed and date by borrower. Condition resolved.

 The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

953165279	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	CLTV exceeds guidelines-Lender guidelines requires a maximum CLTV of 85%. However, the current CLTV of the subject is 86.45%.-Resolved--After re-review of the loan file, condition is resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Offered homeowner agreement received, finding resolved.

557599648	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
313547498	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-Audit CLTV of 85.49% (1st lien balance plus full credit limit of 2nd lien) exceeds guideline max CLTV of 85%-Resolved--After re-review of the loan file, condition is resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration--Resolved--A hazard insurance declaration for this subject property was not provided. Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.

877798593	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. The borrower identification is missing from the file.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. The Offered Homeowner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

983598972	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
452532924	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing US Citizen ID Confirmation - Borrower 1-Confirm: For US Citizens Only: Did you look for the Patriot Act Form completed by the Notary Public. Missing US Citizen ID Confirmation - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved.

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

408349899	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

230449355	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 7.89% does not mett the Guideline Minimum Equity of 10%/-Resolved--After re-review of the loan file, condition resolved.

 Audited CLTV Exceeds Guideline CLTV-After re-review of the loan file, the CLTV is 73.69% after the first mortgage pay down, which exceeds the guideline CTV of 70%

 Qualifying Debt Limit CLTV (including the balance of the 2nd lien on pg 623) of 92.93% exceeds the maximum allowed of 85%-Resolved--After re-review of the loan file, condition resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

569467569	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Permanent Resident Alien Card (Borrower 1)-Missing Permanent Resident Alien Card for Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Permanent Resident Alien Card (Borrower 2)-Missing Borrower 2 permanent resident alien card Missing Permanent Resident Alien Card for Borrower 2-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
425058819	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

367933610	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-78.2% CLTV > Max 75% CLTV per guidelines-Resolved--After re-review of the loan file, condition is resolved.	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

993012637	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file. Home Inspection is missing in the file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

 Hazard Insurance Policy is Missing-Hazard Insurance is missing in file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

459314777	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
531906910	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
912384157	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Homeowner Covenant Agreement Not Signed-The Homeowner Covenant Agreement is not signed. Homeowner Covenant Agreement Not Signed
-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance Missing in the file
-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. Offered HomeOwner Agreement is missing the file.
-Resolved--Lender provided executed agreement, finding resolved.

914788283	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

961337523	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
645127094	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. B1 ID is missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

883567589	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on XXX document not required at time of subject transaction, finding resolved.

310131593	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Conditions Of Offer-The Conditions Of Offer is missing from the file. The Conditions Of Offer is missing-Resolved--Conditions of Offer provided; condition resolved.

 Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Executed Applicants Acknowledgement of Acceptance provided; condition resolved.

305911904	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1
-Resolved--Retention of ID copies was not a XXXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Important Information Notice and Total Cost Estimate-Offer package was provided signed and date by borrower. Condition resolved.

 The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

460159113	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on XXX document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

678040101	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-No pay down of the existing first mortgage and no evidence existing second mortgage is paid; condition remains.

 Max debt limit is 75% however with 1st, 2ndand 3rd lien, max CLTV is 84.10%-Resolved--After re-review of the loan file, condition is resolved.

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. Missing Offered HomeOwner Agreement Terms-Resolved--Offered HomeOwner Agreement Terms provided; condition resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

627677731	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

 Missing Borrower Identification - Borrower 4-Borrower 4 identification not provided. Missing Borrower Identification - Borrower 4-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

 Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided. Missing Borrower Identification - Borrower 2-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

 Missing Borrower Identification - Borrower 3-Borrower 3 identification not provided. Missing Borrower Identification - Borrower 3-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

311491667	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. The Offered HomeOwner Agreement Terms is missing from the file-Resolved--Lender provided executed agreement, finding resolved.

694976031	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

446622113	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

612439305	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-HAZARD DOCUMENT IS MISSING.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

881799525	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 8.05% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 CLTV exceeds guidelines-Lender guidelines requires a maximum CLTV of 85%.  However, the current CLTV of the subject is 91.95%.-Resolved--After re-review of the loan file, condition is resolved.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved.

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

333632624	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV--Resolved--After re-review of the loan file, condition is resolved.		Missing Homeowner Covenant Agreement-The Homeowner Covenant Agreement is missing from the file.-Resolved--Lender provided missing documentation, finding resolved
506935076	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Applicants Acknowledgement of Acceptance provided; condition resolved.

192634844	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.	Important Information Notice and Total Cost Estimate Not Signed-The Important Information Notice and Total Cost Estimate is not signed. The Important Information Notice and Total Cost Estimate is missing from the file. -Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

997340330	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-Audited CLTV of 88.46% exceeds the maximum allowed of 85%-Resolved--After re-review of the loan file, condition is resolved.		Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
741425462	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

470604503	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-Missing executed agreement, finding maintained

 All conditions provided in the Conditions Of Offer were not satisfied.-Resolved--Documentation received, finding resolved.

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

373640415	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file. Missing Home Inspection-Resolved--Lender provided inspection, finding resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

723183346	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-Audited CLTV of 86.29% Exceeds Guideline CLTV of 85%.-Resolved--After re-review of the loan file, condition is resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. B1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

742250375	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
270047799	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

701876566	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

204598451	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Max Debt limit CLTV is 75%, however Qualifying Debt limit is 84.55%-Resolved--After re-review of the loan file, condition is resolved.

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-Offer package not executed, finding maintained.

 The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Lender provided executed documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

824963219	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

781194532	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Current mortgage statement unavailable at time of origination since borrower was in the midst of refinancing, current mortgage documents provided, finding resolved.

 Per lender, used closing package from previous transaction in lieu of mortgage statement, finding will be rated EV2

204401799	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Max debt limit is 75%, however qualifying debt limit is 79.48% after applying the principal patment made at closing; conditon remains.
 Max debt limit is 75%, however qualifying debt limit is $XX.XX%-Resolved--After re-review of the loan file, condition is resolved.

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved.

The Deed of Trust is Missing-A Mortgage/Deed of Trust with borrower(s) signatures was not provided.-Resolved--Lender provide executed DOT, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

251238811	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-HAZARD INSURANCE POLICY missing in the file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

154297871	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
281467844	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

948342495	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
171159414	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. A hazard insurance declaration for this subject property was not prov-Resolved--Lender provided clarification on XXX document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Offered HomeOwner Agreement Terms provided; condition resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

927340536	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

233067283	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Required Documentation is Missing-Missing Notice and Acknowledgement Regarding Spouses, Partners and Co-Occupants-Resolved--Lender provided executed documenation, finding resolved.	Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.
-Resolved--Lender provided missing documentation, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. The Offered HomeOwner Agreement Terms is not signed.-Resolved--Lender provided missing documentation, finding resolved

712871842	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
859242014	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Audited Debt Limit of 70.23% exceeds the Guideline Maximum Debt Limit of 70%.-Resolved--After re-review of the loan file, condition resolved.	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

263899647	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. -Resolved--Lender provided executed document, finding resolved
857327974	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

684679448	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 identification is missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. -Resolved--Lender provided executed document, finding resolved
693884391	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

798857213	XXXXXX	XXXXXX	XXXXXX	1	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

631895055	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

504336950	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 identification is missing in file.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

467152724	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
753610134	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided statement finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--ender provided clarification on Hime Inspection document not required at time of subject transaction, finding resolved

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file. Missing Conditions Of Offer-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

748092979	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
601294115	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
121586432	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

816795748	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.
525502451	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.
-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

181069007	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

876037586	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

258603215	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--The Senior Mortgage Statement is in file

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing HUD-1 Closing Statement-Settlement statement provided is not executed by borrower(s) nor certified by Title Agent, finding maintained.
 The Closing Statement is missing from the file.-Resolved--During that time, XXXXXX did not charge any third party fees to the client, so we did not require a signed settlement statement from the title company. The closing statement we provided at closing that was in the notary package, did not require a signature, either. Finding resolved.

926789404	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
430971332	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 identification is missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

Missing Appraisal (Property)-Appraisal not provided. Appraisal is missing.-Resolved--Lender provided appraisal, finding resolved.	Missing Offered HomeOwner Agreement Terms-Offer Agreement not executed by borrower, finding maintained

 The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Executed documentation received, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Lender provided executed document, finding resolved

524812843	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Hazard insurance document not required at time of subject transaction, finding resolved.	Missing Updated Completion Report (442/1004D)-Lender provided property inspection, but main appraisal was finalized as "Subject-To", pending receipt of completion, finding maintained.

 -Resolved--Lender Provided Inspection in lieu of updated 442, finding resolved

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Offered HomeOwner Agreement Terms provided; condition resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

894105670	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
359138473	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

581005415	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on Homeowner's Insurance document not required at time of subject transaction, finding resolved

761868744	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance document is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

262855943	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

695255655	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing HUD-1 Closing Statement-Final settlement statement provided is not executed by borrower(s) nor certified by Title Agent, finding maintained.
 The Closing Statement is missing from the file.
-Resolved--During that time,XXXXXX did not charge any third party fees to the client, so we did not require a signed settlement statement from the title company. The closing statement we provided at closing that was in the notary package, did not require a signature, either. Finding resolved.

789059929	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
262680464	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
898789846	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

918729700	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Missing Hazard Insurance Declaration
-Resolved--Lender provided clarification on Hazard Insurance document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Offered HomeOwner Agreement Terms provided; condition resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

751131374	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. MISSING OFFERED HOMEOWNER AGREEMENT TERMS
-Resolved--Lender provided missing documentation, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Borrower's Acknowledgement of Acceptance is missing.-Resolved--Lender provided missing documentation, finding resolved

 Important Information Notice and Total Cost Estimate Not Signed-The Important Information Notice and Total Cost Estimate is not signed. The Important Information Notice and Total Cost Estimate is not signed document is missing.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file. The Conditions Of Offer is missing -Resolved--Lender provided executed Letter of Offer, finding resolved.

590438353	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 2 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Condo Questionnaire- The Condo Questionnaire is missing from the loan file.  Additional conditions may apply.
-Resolved--Lender provided clarification on Condominium Questionnaire document not required at time of subject transaction, finding resolved.

518453349	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-85.96% CLTV exceeds maximum allowed of 75%. Per the Title Report in the file, there are currently 4 liens on the subject property, and 3 of them were verified in the file. While the 4th one was not verified, there is also no indication it has been paid/satisfied, putting the subject loan in 5th lien position.-Resolved--After re-review of the loan file, condition is resolved.

 Missing Condo Master Insurance Policy-Missing condo master insurance policy.-Resolved--Lender provided clarification on Condominium Master Insurance Policy document not required at time of subject transaction, finding resolved.

 Missing Condo Questionnaire- The Condo Questionnaire is missing from the loan file.  Additional conditions may apply.
-Resolved--Lender provided clarification on Condominium Questionnaire document not required at time of subject transaction, finding resolved.

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

638729504	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
711971976	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
603627719	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-After re-review of the loan file, the CLTV is 76.92%. after the pay down of the first mortgage. which exceeds the Guidelines maximum CLTV of 75%.

 CLTV of 98.5% exceeds maximum allowed of 85%

 Debt Limit (CLTV) Exceeds Guidelines
-Resolved--After re-review of the loan file, condition resolved.

 Transaction Ineligible-Homeowner Equity of 7.97% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
980172042	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower Identification Missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on XXX document not required at time of subject transaction, finding resolved

666694948	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 identification missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided. Borrower 2 identification missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

 Missing Condo Questionnaire- The Condo Questionnaire is missing from the loan file.  Additional conditions may apply.
-Resolved--Lender provided clarification on Condo Questionnaires document not required at time of subject transaction, finding resolved

Missing Offered HomeOwner Agreement Terms-Offer package provided is executed by lender not borrower, finding resolved.

 The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Lender provided offer with borrower signature, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Lender provided executed document, finding resolved

839654905	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
340967623	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

646171215	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard insurance policy is missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Conditions Of Offer-The Conditions Of Offer is missing from the file. The Conditions Of Offer is missing-Resolved--Conditions Of Offer provided; condition resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. The Important Information Notice and Total Cost Estimate is missing -Resolved--Important Information Notice and Total Cost Estimate provided; condition resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. The Offered HomeOwner Agreement Terms is missing-Resolved--Offered HomeOwner Agreement Terms provided; condition resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. The Applicant(s) Acknowledgement of Acceptance is missing-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

876881060	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing US Citizen ID Confirmation - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance
-Resolved--Lender provided executed document, finding resolved

289700722	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Borrower 1 Photo ID is expired-Borrower 1 Photo ID is expired-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved.

 Missing required documentation for debt paid by others-Documentation for debt(s) paid by other than borrower does not meet requirements for exclusion from DTI calculations.-Resolved--Debt paid through divorce, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

848416517	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.
583212330	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Lender provided executed agreement, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

393372526	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
403781450	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Calculated CLTV of 89.74% exceeds the maximum guideline allowed CLTV of 75%. -Resolved--After re-review of the loan file, condition is resolved.
524480730	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Offered HomeOwner Agreement Terms-Offer only contains signature for B1, finding maintained

 The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-Offer only contains signature for B1, finding maintained

 The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

917323578	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement within closing package, finding resolved.

 Important Information Notice and Total Cost Estimate Not Signed-The Important Information Notice and Total Cost Estimate is not signed.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Lender provided missing documentation, finding resolved

112859853	XXXXXX	XXXXXX	XXXXXX	1	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. Missing Hazard Insurance Declaration
-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

910971943	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

726887144	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
700250478	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 identification is missing in file.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing in file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. The Offered HomeOwner Agreement Terms is missing in the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided missing documentation, finding resolved

493083349	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-Missing the mortgage statements for the 1st and 2nd liens. Subject is in 3rd lien position.
 The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Missing Hazard Insurance Declaration-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
132741323	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
779514199	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

577062258	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
415264187	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1
-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Hazard Insurance document not required at time of subject transaction, finding resolved.

938595512	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Audit Calculated Debty Limit of 71.05% exceeds guidelines Maximum of 70%.-Resolved--After re-review of the loan file, condition resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Lender provided executed agreement, finding resolved.

873323282	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

												Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Lender provided executed agreement, finding resolved.
472616014	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

185066384	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
239051434	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
581439980	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
632427930	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Hazard Insurance document not required at time of subject transaction, finding resolved.

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

700449880	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.”
504328227	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
424887515	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.
805118115	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

909184794	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.”
420861592	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided HOI policy, finding resolved.
913516345	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
766685910	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
486260352	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
674299532	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Incomplete Hazard Insurance Declaration-All pages of the hazard insurance were not provided. The file is missing pages 2-4 of the Homeowners declaration in file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Conditions Of Offer-Offer only contains signature for B2, finding maintained

 The Conditions Of Offer is missing from the file.-Resolved--Executed conditions of offer received, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

392643160	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
454762356	XXXXXX	XXXXXX	XXXXXX	1	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on home inspection document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

428657053	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
378484500	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
749805536	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

672007473	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
742734337	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. Offered Home Owner Agreement Terms -Resolved--Lender provided executed Letter of Offer, finding resolved.

683919363	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
740029460	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

906824307	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. APPLICANT(S) ACKNOWLEDGEMENT OF ACCEPTANCE IS MISSING-Resolved--Lender provided executed document, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. MISSING IMPORTANT INFORMATION NOTICE AND TOTAL COST ESTIMATE
-Resolved--The Important Information Notice and Total Cost Estimate in file.

220109157	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. The Important Information Notice and Total Cost Estimate is missing from the file-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

972825420	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-After re-review of the loan file, the CLTV is 70.63%, which exceeds the guideline CTV of 70%.
 Debt Limit (CLTV) Exceeds Guidelines-Resolved--After re-review of the loan file, condition resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--
Lender provided missing documentation, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

471041227	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Debt Limit (CLTV) Exceeds Guidelines-Resolved--After re-review of the loan file, condition is resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. The Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

875394090	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
723972666	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved
720777592	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

636799349	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Application Missing All Required Information-Closing package missing the Acknowledgement regarding spouse, finding maintained.
 Signed Notice and Acknowledgement Regarding Spouses, Partners and Co-Occupants In File,Loan Term ,Investment Payment,HEI - Purchase Price,Maximum Authorized Debt,Purchase Price Balance-Resolved--Lender provided executed disclosure, finding resolved.

 The Appraisal is Missing-The Appraisal is Missing.-Resolved--Lender provided appraisal, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

 Missing Borrower Identification - Borrower 2--Resolved--Borrower 2 identification not provided. Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

 Missing Closing Instructions-Missing Closing Instructions-Resolved--Lender provided closing instructions, finding resolved.

 Missing Home Inspection--Resolved--The Home Inspection is missing from the file. Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Homeowner Covenant Agreement-The Homeowner Covenant Agreement is missing from the file.-Resolved--Lender provided missing documents, finding resolved

 Missing Important Information Notice and Total Cost Estimate--Resolved--The Important Information Notice and Total Cost Estimate is missing from the file. Located on pg 6 of the Condition of Offer on the Bulletin Board

 Missing Homeowner Option Agreement-The Homeowner Option Agreement is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Conditions Of Offer--Resolved--Lender provided missing documentation, finding resolved.

 The Conditions Of Offer is missing from the file. Located on the Bulletin Board

514078819	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.”

Important Information Notice and Total Cost Estimate Not Signed-The Important Information Notice and Total Cost Estimate is not signed. Important Information Notice and Total Cost Estimate missing-Resolved--Lender provided executed documentation, finding resolved.

 Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. Acknowledgement of Acceptance is missing-Resolved--Lender provided executed agreement, finding resolved.

 Conditions Of Offer Not Signed-The Conditions Of Offer is not signed. Conditions Of Offer missing-Resolved--Lender provided executed agreement, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

828094637	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. Missing Hazard Insurance Declaration-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.

607200943	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Located on pg 12 in trailing doc

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Located on pg 1 in trailing doc

965338399	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-HOI policy is missing in file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

774167952	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Audit Debt Limit of 78.58% as greater than 75% allowed for a HomeOwner Loan.

 Audit Debt Limit of 78.58% as greater than 75% allowed for a HomeOwner Loan.-Resolved--After re-review of the loan file, condition is resolved.

 Missing Home Inspection-The Home Inspection is missing from the file. the inspection provided in the loan file is incomplete, -Resolved--Lender provided clarification on home inspection document not required at time of subject transaction, finding resolved
 App prior to XX/XX/XXXX, not required
 App prior to XX/XX/XXXX, not required

760988289	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

931293761	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

640260456	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

255081702	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing in file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. The Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

441064934	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. HOI is not in file.-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Finding not required.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. The Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

270181193	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

951662967	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

220998081	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

839035816	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
662806732	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.

Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. Applicant(s) Acknowledgement of Acceptance in file is not signed.-Resolved--Lender provided executed agreement, finding resolved.

 Important Information Notice and Total Cost Estimate Not Signed-The Important Information Notice and Total Cost Estimate is not signed. Important Information Notice and Total Cost Estimate in file is not signed.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Offered HomeOwner Agreement Terms Not Signed-The Offered HomeOwner Agreement Terms is not signed. Offered HomeOwner Agreement Terms in file is not signed.-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Conditions Of Offer Not Signed-The Conditions Of Offer is not signed. Conditions Of Offer in file is not signed.-Resolved--Lender provided executed Letter of Offer, finding resolved.

153243166	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

949361081	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 9.81% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 Audited CLTV Exceeds Guideline CLTV-Audited CLTV Exceeds Guideline CLTV-Resolved--After re-review of the loan file, condition is resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Missing Hazard Insurance Declaration-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

695756819	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Max Debt limit is 75%, however Qualifying debt limit is 80.17%-Resolved--After re-review of the loan file, condition is resolved.
857376158	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Homeowners Insurance: no homeowner insurance required prior to XX/XX/XXXX, finding resolved

810355042	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on Homeowner's Insurance document not required at time of subject transaction, finding resolved

115843691	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
423560457	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
441643604	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
455623894	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

956997113	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1
-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

871532357	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
506698281	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

122582261	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
202715145	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
144624971	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
456881769	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. The Important Information Notice and Total Cost Estimate is not signed.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

642331228	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

570900655	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-Audited CLTV-90.24% Exceeds Guideline CLTV-85%.-Resolved--After re-review of the loan file, condition is resolved.
527077975	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower ID is missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

854144381	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on home inspection document not required at time of subject transaction, finding resolved
388107299	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved

810365214	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1
-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

759802312	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.	Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Executed Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

259101430	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Condo Questionnaire- The Condo Questionnaire is missing from the loan file.  Additional conditions may apply.
-Resolved--Lender provided clarification on condo questionnaire document not required at time of subject transaction, finding resolved
 Not required by lender

 HO6 Insurance Policy is Missing--Resolved--Lender provided clarification on HO6 insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

616330000	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance
-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

227156465	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

423087441	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-Audited CLTV 90% Exceeds Guideline CLTV 85%-Resolved--After re-review of the loan file, condition is resolved.
768628177	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
406140534	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. APPLICANT(S) ACKNOWLEDGEMENT OF ACCEPTANCE NOT SIGNED
-Resolved--Executed Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

642231472	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
853141261	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

940843782	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

379643056	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

952913931	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
477414923	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

721149592	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. Missing Important Information Notice and Total Cost Estimate-Resolved--Lender provided executed document, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file. Condition of Offer, Applicant(s) Acknowledgement of Acceptance, Important Information Notice and Total Cost Estimate, Offered Homeowner Agreement Term are missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. Missing Offered HomeOwner Agreement Terms-Resolved--Lender provided executed agreement, finding resolved.

409358463	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-Audited CLTV of 86.77% Exceed Guideline CLTV of 75%.; there is no evidence of a first mortgage pay down; condition remains.
 Audited CLTV of 87.03% Exceed Guideline CLTV of 75%.-Resolved--After re-review of the loan file, condition resolved.

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. Missing Hazard Insurance Declaration-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

763685346	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 identification not provided-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

317440827	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Missing Hazard Insurance Declaration in file.-Resolved--Lender provided clarification on Hazard Insurance document not required at time of subject transaction, finding resolved.

920774605	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Finding Add-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. Finding Add-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved

807539956	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. The borrower1 identification is missing from the file. -Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

935209025	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on hazard document not required at time of subject transaction, finding resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. The Acknowledgement of Acceptance is missing from the file.-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

646217435	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing -Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. Offered HomeOwner Agreement Terms is missing-Resolved--Lender provided executed Letter of Offer, finding resolved.

224344555	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

150217281	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
310804686	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. Hazard insurance is missing in file.-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. Offered HomeOwner Agreement Terms is missing in the file.-Resolved--Lender provided executed agreement, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. Important Information Notice and Total Cost Estimate is missing in the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided missing documentation, finding resolved

357049475	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Condo Questionnaire- The Condo Questionnaire is missing from the loan file.  Additional conditions may apply.
 The Condo Questionnaire is missing from the loan file.  Additional conditions may apply.-Resolved--Lender provided clarification on Condominium Questionnaire document not required at time of subject transaction, finding resolved.

 Missing Condo Master Insurance Policy-Missing condo master insurance policy.-Resolved--Lender provided clarification on Condo Master Insurance Policy document not required at time of subject transaction, finding resolved.

603812941	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
351757941	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
879883424	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
418430725	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowner's Insurance document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. MISSING OFFERED HOMEOWNER AGREEMENT TERMS
-Resolved--Located on pages 1-2 of the Conditions of Offer on the Bulletin Board

731582586	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

574491745	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

210963264	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	HO6 Insurance Policy is Missing-HO6 Insurance Policy is Missing-Resolved--Lender provided clarification on HO6 Insurance document not required at time of subject transaction, finding resolved.
615144179	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
684183173	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
419071146	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. APPLICANT(S) ACKNOWLEDGEMENT OF ACCEPTANCE is missing in the file.-Resolved--Lender provided executed document, finding resolved

676076893	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
821368510	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.
560931156	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
838645058	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration--Resolved--A hazard insurance declaration for this subject property was not provided. Lender provided clarification on HOI document not required at time of subject transaction, finding resolved

ECOA: Appraisal Missing or Incomplete-ECOA: Appraisal Missing or Incomplete-Resolved--Lender provided appraisal, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance--Resolved--Lender provided executed document, finding resolved

741607821	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Permanent Resident Alien Card (Borrower 2)-Missing Borrower 2 permanent resident alien card Missing Permanent Resident Alien Card-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. Missing Important Information Notice and Total Cost Estimate-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Lender provided executed document, finding resolved

893510937	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

396699127	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-HAZARD INSURANCE POLICY IS MISSING-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

400923907	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Debt Limit 84.21% CLTV Exceeds Guidelines CLTV of 75%-Resolved--After re-review of the loan file, condition is resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on XX/XX/XXXX document not required at time of subject transaction, finding resolved.

786384462	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
108168298	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 8.14% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 Debt Limit (CLTV) Exceeds Guidelines-After re-review of the loan file, the CLTV is 76.47% after the first mortgage pay down, which exceeds the guideline CTV of 70%.-Resolved--After re-review of the loan file, condition resolved.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved.

 HO6 Insurance Policy is Missing-HO6 Insurance Policy is Missing-Resolved--Lender provided clarification on Ho6 Insurance document not required at time of subject transaction, finding resolved.

 Missing Condo Master Insurance Policy-Missing condo master insurance policy.-Resolved--Lender provided clarification on Condo Master Insurance document not required at time of subject transaction, finding resolved.

973563500	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

426251821	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.		Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. -Resolved--Lender provided executed document, finding resolved
245881483	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

235027753	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

657305698	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-After re-review of the loan file, the CLTV is 71.06% after the first mortgage pay down, which exceeds the guideline CTV of 70%.

 CLTV exceed the guidelines-Resolved--After re-review of the loan file, condition resolved.

358326214	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
969029288	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. Missing Important Information Notice and Total Cost Estimate-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. Missing Offered HomeOwner Agreement Terms-Resolved--Lender provided executed agreement, finding resolved.

470293056	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
682434640	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
816334227	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
590842721	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 7.69% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 CLTV exceeds guidelines-Lender guidelines require a maximum CLTV of 85%. However, the current CLTV of the subject is 92.31%, even after paying down the current 1st lien by $XX,XXX at closing.
 Lender guidelines requires a maximum CLTV of <<85>>%.  However, the current CLTV of the subject is <<100.52>>%. -Resolved--After re-review of the loan file, condition resolved.
 After re-review of the loan file, the CLTV is 76.92% after the pay down of the first mortgage, which exceed the Guideline Maximum CLTV of 70%. Condition maintained.

162704572	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
470141202	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-After re-review of the loan file, the CLTV is 73.68% after the first mortgage pay down, which exceeds the guideline CTV of 70%.

 Guidelines dated 11/21/2022 reflect a maximum CLTV of 70% for an owner-occupied transaction. The subject CLTV is 83.90%. -Resolved--After re-review of the loan file, condition resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Missing Important Information Notice and Total Cost Estimate--Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 The Important Information Notice and Total Cost Estimate is missing from the file. Invalid finding. Finding rescinded. Document found in file.

343017757	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Offered HomeOwner Agreement Terms-Offer only contains signature for B2, finding maintained

 The Offered HomeOwner Agreement Terms is missing from the file. Missing Offered HomeOwner Agreement Terms-Resolved--Lender provided executed letter of offer, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Lender provided executed document, finding resolved

663032928	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 7.70% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 Audited CLTV Exceeds Guideline CLTV-After re-review of the loan file, the CLTV is 75.66%, which exceeds the guideline CTV of 75%.

 Guidelines dated 04/01/2021 reflect a maximum CLTV of 75% vs audited CLTV of 92.30%. -Resolved--After re-review of the loan file, condition resolved.

 Hazard Insurance Policy is Missing-HAZARD INSURANCE POLICY IS MISSING-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

 Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.”

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
193378435	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy Is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

934530048	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
176411089	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
180769655	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
554604862	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.	Offered HomeOwner Agreement Terms Not Signed-The Offered HomeOwner Agreement Terms is not signed.-Resolved--Lender provided missing documentation, finding resolved

 Missing Important Information Notice and Total Cost Estimate-Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

242684383	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

506117561	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard insurance is missing.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
909684046	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1
-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

673073620	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance policy document is missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

843708334	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. The Applicant(s) Acknowledgement of Acceptance is missing-Resolved--Lender provided executed agreement, finding resolved.

708547732	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

901606841	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

 Hazard Insurance Policy is Missing-Missing Hazard Insurance Declaration-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
821671741	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file. Missing Senior Lien Mortgage-Resolved--Lender provided mortgage statement, finding resolved.

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Acceptance letter-Resolved--Lender provided executed document, finding resolved

508423045	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
751743118	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Applicant(s) Acknowledgement of Acceptance provided; condition resolved.

633436523	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. Missing Offered HomeOwner Agreement Terms-Resolved--Lender provided executed Letter of Offer, finding resolved.

397182922	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
508039181	XXXXXX	XXXXXX	XXXXXX	3	3	3	1	1	Transaction Ineligible-Homeowner Equity of 4.31% does not meet Guideline Minimum of 10%.-Acknowledged--Lender acknowledged unable to provide evidence of a leased status on solar liens, finding will remain EVC

 Debt Limit (CLTV) Exceeds Guidelines-After re-review of the loan file, the CLTV is 78.19% which exceeds the guideline CTV of 75%.-Acknowledged--Lender acknowledged unable to provide evidence of a leased status on solar liens, finding will remain EVC

Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Lender provided executed agreement, finding resolved.

 Offered HomeOwner Agreement Terms Not Signed-The Offered HomeOwner Agreement Terms is not signed. The Offered HomeOwner Agreement Terms is missing-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Important Information Notice and Total Cost Estimate Not Signed-The Important Information Notice and Total Cost Estimate is not signed. The Important Information Notice and Total Cost Estimate is missing
-Resolved--Located pg 13 of trailing doc

857156668	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
774097469	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

226097706	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

594704946	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

799334849	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided appraisal, finding resolved.

 Debt Limit (CLTV) Exceeds Guidelines-Debt Limit (CLTV) Exceeds Guidelines
-Resolved--After re-review of the loan file, condition is resolved.

Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Lender provided executed agreement, finding resolved.

955541243	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

442009704	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

491074329	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided HOI, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

325091080	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 identification missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Home Inspection-The Home Inspection is missing from the file.
-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved.

986260936	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. Acknowledgement of Acceptance is missing.-Resolved--Lender provided executed agreement, finding resolved.

720921203	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Condo Questionnaire- The Condo Questionnaire is missing from the loan file. Additional conditions may apply.
  The Condo Questionnaire is missing from the loan file.-Resolved--Lender provided clarification on Condominium Questionnaire document not required at time of subject transaction, finding resolved.

Missing Conditions Of Offer-The Conditions Of Offer is missing from the file. The Conditions of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

275906216	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.

											Missing Appraisal (Property)-Appraisal not provided.-Resolved--Lender provided appraisal, finding resolved	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
144007700	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-After re-review of the loan file, the CLTV is 73.69% after the first mortgage pay down, which exceeds the guideline CTV of 70%.

 Guidelines dated 11/21/2022 reflects a maximum CLTV of 70% vs audited CLTV of 89%. -Resolved--After re-review of the loan file, condition resolved.

709671234	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Borrower 1 identification is missing-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding Resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

242283753	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-Upload did not include mortgage statement, finding maintained.

 The Senior Mortgage Statement is missing from the file.-Resolved--Mortgage statement provided, finding resolved.

 Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. Missing Hazard Insurance Declaration
-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved

886306791	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 HO6 Insurance Policy is Missing-HO6 Insurance Policy is Missing.-Resolved--Lender provided clarification on HO6 Insurance document not required at time of subject transaction, finding resolved.

 Missing Condo Master Insurance Policy-Missing condo master insurance policy.-Resolved--Lender provided clarification on Condo Master Insurance document not required at time of subject transaction, finding resolved.

306636300	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. -Resolved--Lender provided executed agreement, finding resolved.
801907413	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. Missing Hazard Insurance Declaration
-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. Acknowledgement of Acceptance is missing-Resolved--Lender provided executed agreement, finding resolved.

133077408	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

246724759	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Condo Master Insurance Policy-Missing condo master insurance policy.-Resolved--Lender provided clarification on Condominium Master Insurance Policy document not required at time of subject transaction, finding resolved.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

551584468	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Lender provided executed agreement, finding resolved.
773542387	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Homeowners Insurance: no homeowner insurance required prior to XX/XX/XXXX, finding resolved

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Lender provided executed Letter of Offer, finding resolved.

178184284	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

554768555	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. ID Missing for Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 HO6 Insurance Policy is Missing-HO6 Missing-Resolved--Lender provided clarification on HO6 Insurance document not required at time of subject transaction, finding resolved.

 Hazard Insurance Policy is Missing-Hazard Insurance  is missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Conditions offer present. Resolved

291341511	XXXXXX	XXXXXX	XXXXXX	3	2	2	1	1	Hazard Insurance Policy is Partial-Policy is missing page 2-4.-Waived--Lender acknowledges that a complete HOI policy was not provided but the mortgage statement reflects escrows, finding will be rated EV2

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

804939502	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Audited CLTV Exceeds Guideline CLTV-After re-review of the loan file, the CLTV is 76.48%. There is no pay down of the firt or second mortgage. Condition remains.

 Audit CLTV of 92.31% exceeds the maximum allowed CLTV of 85%, including the full LOC amount of the 2nd lien.  Subject is a 3rd lien.-Resolved--After re-review of the loan file, condition resolved.

 Transaction Ineligible-Homeowner Equity of 7.69% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
406946709	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	CLTV exceeds guidelines-Lender guidelines requires a maximum CLTV of 90>%. However, the current CLTV of the subject is <91.05>%.-Resolved--After re-review of the loan file, condition is resolved.	Missing Appraisal (Property)-Appraisal not provided.-Resolved--Lender provided appraisal, finding resolved.	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

410448141	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

350883231	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. Signed Applicant(s) Acknowledgement of Acceptance missing In File-Resolved--Lender provided executed agreement, finding resolved.

937661110	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

648961521	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

666977803	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing -Resolved--Lender provided clarification on HOI document not required at time of subject transaction, finding resolved.	Missing Offered HomeOwner Agreement Terms-Offer package was provided signed and date by borrower. Condition resolved.

 The Offered HomeOwner Agreement Terms is missing from the file. Missing Offered HomeOwner Agreement Terms
-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. Missing Important Information Notice and Total Cost Estimate
-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance
-Resolved--Offer package was provided signed and date by borrower. Condition resolved.

893188263	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

 Hazard Policy is missing.
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved

497433053	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied. Signed Conditions of Offer in File is missing-Resolved--Lender provided executed agreement, finding resolved.

 Hazard Insurance Policy is Missing-Hazard Insurance in Missing.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Lender provided executed agreement, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

585451498	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

855625493	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

354103330	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard policy is missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
774210157	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

374653194	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Lender provided missing documentation, finding resolved

420793308	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

 Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided. Missing Borrower Identification - Borrower 2-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved

200577189	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 7.69% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 Debt Limit (CLTV) Exceeds Guidelines-After re-review of the loan file, the CLTV is 75.50%, which exceeds the guideline CTV of 75%.

 Calculated Debt Limit of 92.16% as greater than 85% allowed by program-Resolved--After re-review of the loan file, condition resolved.

Missing US Patriot Act Disclosure or ID--Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved.

 Missing borrower's ID or USA patriot act form.

631489261	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. APPLICANT(S) ACKNOWLEDGEMENT OF ACCEPTANCE is missing in the file.-Resolved--Lender provided executed document, finding resolved

199808559	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

847654599	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Lender provided executed document, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.
-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Lender provided executed Letter of Offer, finding resolved.

234655432	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
483089450	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied. -Resolved--Lender provided missing documentation, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

244617968	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 8.59% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 Audited CLTV Exceeds Guideline CLTV-Audited CLTV Exceeds Guideline CLTV-Resolved--After re-review of the loan file, condition is resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.
Borrower 2 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

 Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

 Hazard insurance dwelling coverage is not sufficient-Dwelling is not covering loan amount -Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.”

Missing Appraisal (Property)-Appraisal not provided.-Resolved--Lender provided appraisal, finding resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.

226587834	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Debt Limit (CLTV) Exceeds Guidelines-Debt Limit (CLTV) Exceeds Guidelines-Resolved--After re-review of the loan file, condition is resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Located on Pg 1 of trailing doc

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Located pg 13 of trailing doc

746179971	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Hazard Insurance document not required at time of subject transaction, finding resolved.

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file. MISSING IMPORTANT INFORMATION NOTICE AND TOTAL COST ESTIMATE
-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. ACKNOWLEDGEMENT OF ACCEPTANCE is missing-Resolved--Lender provided executed document, finding resolved

722469937	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

 Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding rescinded

Important Information Notice and Total Cost Estimate Not Signed-The Important Information Notice and Total Cost Estimate is not signed.-Resolved--Lender provided executed documentation, finding resolved.

 Conditions Of Offer Not Signed-The Conditions Of Offer is not signed.-Resolved--Lender provided executed agreement, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

619281073	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
409302848	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on hazard document not required at time of subject transaction, finding resolved
880880889	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Transaction Ineligible-Homeowner Equity of 7.86% does not meet Guideline Minimum of 10%.-Resolved--After re-review of the loan file, condition resolved.

 Debt Limit (CLTV) Exceeds Guidelines-After re-review of the loan file, the CLTV is 76.75% after the first mortgage pay down, which exceed the Guidelines Maximum CLTV of 75%.

 As per the HEI Calculator Debt Limit (CLTV) Exceeds Guidelines.-Resolved--After re-review of the loan file, condition resolved.

 Hazard Insurance Policy is Missing-HAZARD INSURANCE POLICY is missing in the file.-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed.-Resolved--Lender provided executed agreement within closing package, finding resolved.

 Conditions Of Offer Not Signed-The Conditions Of Offer is not signed.-Resolved--Lender provided executed agreement within closing package, finding resolved.

730532925	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Missing Hazard Insurance Declaration
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

723493755	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1			Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed Letter of Offer, finding resolved.
907076997	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Inspection provided
 App prior to XX/XX/XXXX, not required
 Home Inspection report was provided by Lender. condition resolved.

805343544	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided inspection, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--Lender provided executed Letter of Offer, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.
-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.
-Resolved--Lender provided executed Letter of Offer, finding resolved.

751556778	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
267318224	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

748910149	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	HO6 Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.”	Missing Appraisal (Property)-Appraisal not provided. Appraisal is missing -Resolved--Lender provided appraisal, finding resolved.
726009652	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
684887503	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Homeowners Insurance: no homeowner insurance required prior to XX/XX/XXXX,finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

725094291	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
801092685	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

559041692	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance is missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
665843555	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. APPLICANT(S) ACKNOWLEDGEMENT OF ACCEPTANCE is missing in the file.-Resolved--Lender provided executed document, finding resolved

205170003	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
303132514	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Term provided. condition resolved.

 The Offered HomeOwner Agreement Terms is missing from the file.
-Resolved--

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--The Applicant(s) Acknowledgement of Acceptance provided. condition resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.
-Resolved--The Important Information Notice and Total Cost Estimate provided. condition resolved.

889616608	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Required Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

109690204	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
913351455	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

713814330	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

283393793	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on hazard document not required at time of subject transaction, finding resolved.

804448184	XXXXXX	XXXXXX	XXXXXX	1	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided. Missing Hazard Insurance Declaration-Resolved--Lender provided clarification on hazard insurance document not required at time of subject transaction, finding resolved
 Note date prior to XX/XX/XXXX. Not required

860175068	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing--Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.
969741964	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
265910477	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing -Resolved--Lender provided executed document, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.  Important Information Notice and Total Cost Estimate is missing-Resolved--Lender provided executed Letter of Offer which includes disclosure, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file. Conditions Of Offer is missing -Resolved--Lender provided executed Letter of Offer, finding resolved.

713970374	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

657308806	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file. Missing Home Inspection-Resolved--Lender provided clarification on Home Inspection document not required at time of subject transaction, finding resolved

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. -Resolved--Lender provided executed document, finding resolved
536189437	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Applicant(s) Acknowledgement of Acceptance is missing in the file.-Resolved--Lender provided executed document, finding resolved

556358318	XXXXXX	XXXXXX		XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided documentation.		Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
511483048	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
364191495	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--Lender provided clarification on Homeowner's Insurance document not required at time of subject transaction, finding resolved

454619415	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
689800727	XXXXXX	XXXXXX		XXXXXX	1	1	1	1	1
540405105	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction, finding resolved

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

788273269	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided executed agreement, finding resolved.

517190876	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	CLTV exceeds guidelines-CLTV exceeds guidelines
-Resolved--After re-review of the loan file, condition is resolved.

 Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing
-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

												Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved
923411845	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Hazard Insurance Policy is Missing-Hazard Insurance Policy is Missing-Resolved--Lender provided clarification on Hazard Insurance document not required at time of subject transaction, finding resolved.

953554625	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

688400673	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Retention of ID copies was not a XXXXXX requirement until XX/XXXX. Identity validation was outsourced to and performed by the closing notary. All files in question contain the executed, notarized documents necessary to validate the transaction. Finding resolved

 Missing Condo Questionnaire- The Condo Questionnaire is missing from the loan file.  Additional conditions may apply.
-Resolved--Lender provided clarification on Condo Questionnaire document not required at time of subject transaction, finding resolved.

 Hazard Insurance Policy is Missing-Hazard Insurance policy is missing.-Resolved--

156335559	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Lender provided executed document, finding resolved

585435738	XXXXXX	XXXXXX	XXXXXX	3	1	1	1	1	Missing Documentation 1-Funding package did not include the Notice and Acknowledgement Regarding Spouses, Partners and Co-Occupants, finding maintained.

 Notice and Acknowledgement Regarding Spouses, Partners and Co-Occupants-Resolved--Lender provided executed documentation, finding resolved.

 Missing Closing Instructions-Missing Closing Instructions-Resolved--Lender provided funding documentation, finding resolved

 Hazard Insurance Policy is Missing-missing document-Resolved--Lender provided clarification on Homeowners Insurance document not required at time of subject transaction, finding resolved.

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided executed document, finding resolved

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file. The Offered Homeowner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Homeowner Covenant Agreement-The Homeowner Covenant Agreement is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Homeowner Option Agreement-The Homeowner Option Agreement is missing from the file.-Resolved--Lender provided missing documentation, finding resolved